Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit computed at expected statutory rate	$ (2,867)	$ (10,343)
State income taxes	2	22
Permanent differences:
Share-based compensation	182	1,288
Goodwill impairment		226
Change in fair value of derivative liabilities	(664)	(3,261)
Temporary differences:
Share-based compensation	546	2,289
Property and equipment	(48)	399
Intangible assets	640	232
Other adjustments	42	(66)
Increase in valuation allowance	2,169	9,214
Net income tax benefit